Employee benefit plans - Fair Value Measurements of Pension Plans' Assets (Details) - Pension plans - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 137,294	$ 179,025	$ 182,516	$ 175,400
Actual allocation	100.00%	100.00%
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 1,554	$ 1,291
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	124,786	160,350
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	10,954	17,384
US government and federal agencies
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	35,332	23,040
US government and federal agencies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
US government and federal agencies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	35,332	23,040
US government and federal agencies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	43,728	1,090
Non-US governments debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	43,728	1,090
Non-US governments debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	18,050	45,596
Corporate debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	18,050	45,596
Corporate debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Equity securities (including equity mutual funds)
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 26,126	$ 91,304
Actual allocation	19.00%	51.00%
Equity securities (including equity mutual funds) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 954	$ 1,111
Equity securities (including equity mutual funds) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	25,172	90,193
Equity securities (including equity mutual funds) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Other
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 14,058	$ 17,995
Actual allocation	10.00%	10.00%
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 600	$ 180
Other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	2,504	431
Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 10,954	$ 17,384
Mutual Funds And Equity Securities Managed Or Administered By Wholly-Owned Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	18.40%	29.20%
Parent Company Common Stock | Voting Common Stock
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	0.70%	0.60%